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          151 Farmington Avenue                   Josepha M. Summa
          Hartford, CT  06156                     Contracts & Prospectuses, TS41
                                                  (860)273-6715
                                                  Fax: (860)273-3004


May 5, 1997

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549
Att: Filing Room


RE: Aetna Life Insurance and Annuity Company
    Variable Life Account B
    File Nos. 33-76004, 811-4536; CIK 0000785986


Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 is the final definitive copy of the Prospectus dated May 1, 1997 for the above referenced Registrant. This filing makes definitive the information contained in Post-effective Amendment No. 6 to the Registration Statement on Form S-6, filed electronically with the Commission on April 22, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-6715.


Sincerely,
/s/ Josepha M. Summa
Josepha M. Summa